OTHER RESERVES	12 Months Ended
Dec. 31, 2018
Disclosure of reserves within equity [text block] [Abstract]
Disclosure of reserves within equity [text block]

NOTE 41: OTHER RESERVES

	2018 £m	2017 £m	2016 £m
Other reserves comprise:
Merger reserve	7,766	7,766	7,766
Capital redemption reserve	4,273	4,115	4,115
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	279
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income	5
Revaluation reserve in respect of available-for-sale financial assets		685	759
Cash flow hedging reserve	1,051	1,405	2,136
Foreign currency translation reserve	(164)	(156)	(124)
At 31 December	13,210	13,815	14,652

The merger reserve primarily comprises the premium on shares issued in January 2009 as part of the recapitalisation of the Group and the acquisition of HBOS plc.

The capital redemption reserve represents transfers from distributable reserve in accordance with companies’ legislation upon the redemption of ordinary and preference share capital.

The revaluation reserves in respect of debt securities and equity shares held at fair value through other comprehensive income represent the cumulative after tax unrealised change in the fair value of financial assets so classified since initial recognition; or in the case of financial assets obtained on acquisitions of businesses, since the date of acquisition.

The cash flow hedging reserve represents the cumulative after tax gains and losses on effective cash flow hedging instruments that will be reclassified to the income statement in the periods in which the hedged item affects profit or loss.

The foreign currency translation reserve represents the cumulative after-tax gains and losses on the translation of foreign operations and exchange differences arising on financial instruments designated as hedges of the Group’s net investment in foreign operations.

	2018 £m	2017 £m	2016 £m
Merger reserve
At 1 January	7,766	7,766	7,976
Redemption of preference shares (note 40)	–	–	(210)
At 31 December	7,766	7,766	7,766

	2018 £m	2017 £m	2016 £m
Capital redemption reserve
At 1 January	4,115	4,115	4,115
Shares cancelled under share buy-back programme (see below)	158	–	–
At 31 December	4,273	4,115	4,115

On 8 March 2018 the Group announced the launch of a share buy-back programme to repurchase up to £1 billion of its outstanding ordinary shares; the programme ended on 24 August 2018. The Group entered into an agreement with UBS AG, London Branch (UBS) to conduct the share buy-back programme on its behalf and to make trading decisions under the programme independently of the Group. UBS purchased the Group’s ordinary shares as principal and sold them to the Group in accordance with the terms of their engagement. The Group cancelled the shares that it purchased through the programme.

The Group bought back and cancelled 1,578 million shares under the programme, for a total consideration, including expenses, of £1,005 million. Upon cancellation, £158 million being the nominal value of the shares repurchased was transferred to the capital redemption reserve.

2018 £m
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income
At 31 December 2017
Adjustment on adoption of IFRS 9 (note 54)	472
At 1 January 2018	472

Change in fair value	(37)
Deferred tax	35
Current tax	–
(2)
Income statement transfers:
Disposals (note 9)	(275)
Deferred tax	84
Current tax	–
(191)
At 31 December 2018	279

2018 £m
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income
At 31 December 2017
Adjustment on adoption of IFRS 9 (note 54)	(49)
At 1 January 2018	(49)

Change in fair value	(97)
Deferred tax	22
Current tax	–
(75)
Realised gains and losses transferred to retained profits	151
Deferred tax	(22)
Current tax	–
129
At 31 December 2018	5

Movements in other reserves were as follows:

	2017 £m	2016 £m
Revaluation reserve in respect of available-for-sale financial assets
At 1 January	759	(438)
Adjustment on transfer from held-to-maturity portfolio	–	1,544
Deferred tax	–	(417)
	–	1,127

Change in fair value of available-for-sale financial assets	303	356
Deferred tax	(26)	(25)
Current tax	(4)	(3)
	273	328
Income statement transfers:
Disposals (note 9)	(446)	(575)
Deferred tax	93	196
Current tax	–	(52)
	(353)	(431)

Impairment	6	173
Deferred tax	–	–
	6	173
At 31 December	685	759

	2018 £m	2017 £m	2016 £m
Cash flow hedging reserve
At 1 January	1,405	2,136	727
Change in fair value of hedging derivatives	234	(363)	2,432
Deferred tax	(69)	121	(610)
	165	(242)	1,822
Income statement transfers (note 5)	(701)	(651)	(557)
Deferred tax	182	162	144
	(519)	(489)	(413)
At 31 December	1,051	1,405	2,136

	2018 £m	2017 £m	2016 £m
Foreign currency translation reserve
At 1 January	(156)	(124)	(120)
Currency translation differences arising in the year	(8)	(21)	(110)
Foreign currency gains on net investment hedges (tax: £nil)	–	(11)	106
At 31 December	(164)	(156)	(124)